RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2025
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

20.RESTRICTED NET ASSETS

Relevant PRC laws and regulations permit payments of dividends by the Company’s subsidiaries and consolidated VIE incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations.

In accordance with the PRC laws and regulations, the Company’s PRC subsidiaries and consolidated VIE are required to make appropriations from after-tax profits as determined in accordance with the PRC accounting standards to reserve funds, including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits until such fund has reached 50% of their registered capital. Appropriation to the discretionary surplus fund is made at the discretion of the respective company. The aforementioned reserve funds can only be used for specific purposes and are not distributable as cash dividends.

Accordingly, under these PRC laws and regulations, the Company’s subsidiaries and the VIE incorporated in PRC are restricted in transferring a portion of their net assets to the Company in the form of dividends. Amounts of these restricted net assets, including paid-in capital and statutory reserve funds, totaled approximately RMB804.9 million, or 4.0% of the Group’s total consolidated net assets as of December 31, 2025.